Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforward	$ 16,273,259	$ 24,689,298
Research and development tax credit carryforward	949,340	892,231
Stock-based compensation expense	1,709,867	2,748,899
Accrued salaries and directors’ fees	185,961
Depreciation	5,532	1,331
Total deferred tax assets	19,123,959	28,331,759
Deferred tax liabilities
Net deferred tax assets	19,123,959	28,331,759
Valuation allowance	(19,123,959)	(28,331,759)
Net deferred tax asset after reduction for valuation allowance	$ 0	$ 0